Overview and Summary of Significant Accounting Policies - Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable | Customer Concentration Risk | Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	16.00%
Other Assets | Customer Concentration Risk | Partner 1
Concentration Risk [Line Items]
Concentration risk, percentage	53.00%
Revenue | Product Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	20.00%	22.00%